Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Mar. 16, 2021
Registrant Name	dei_EntityRegistrantName	Invesco Exchange-Traded Fund Trust II
CIK	dei_EntityCentralIndexKey	0001378872
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Mar. 16, 2021
Effective Date	dei_DocumentEffectiveDate	Mar. 16, 2021
Prospectus Date	rr_ProspectusDate	Mar. 16, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Invesco Variable Rate Preferred ETF | ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VRP